Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 11 December 2007 to 08 January 2008

All values are in thousands of pounds sterling unless otherwise stated

Mortgage Asset Analysis

Analysis of Mortgage Trust Movements
	Current Period
	Number	£000's
Brought Forward	432,471	38,063,341
Replenishment	23,563	3,103,855
Repurchased	(5,034)	(388,373)
Redemptions	(8,076)	(1,061,263)
Losses	(29)	(161)
Capitalised Interest	0	3,936	( * see below )
Other Movements	0	5,121
Carried Forward	442,895	39,726,456

* Capitalised interest refers to interest due met from amounts standing to the credit of overpayment facilities on flexible loans

	Cumulative
	Number	£000's
Brought Forward	115,191	6,399,214
Replenishment	1,577,113	136,856,323
Repurchased	(513,213)	(41,344,512)
Redemptions	(734,511)	(62,420,913)
Losses	(1,685)	(4,720)
Capitalised Interest	0	241,064	( * see above )
Other Movements	0	0
Carried Forward	442,895	39,726,456

Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 11 December 2007 to 08 January 2008

All values are in thousands of pounds sterling unless otherwise stated

Prepayment Rates
	Trust Payment Rate (CPR) - Redemptions	Annualised Trust Payment Rate (CPR)
1 Month	2.79%	28.78%
3 Month	8.51%	29.92%
12 Month	29.42%	29.42%

	Trust Payment Rate (CPR) - Repurchases	Annualised Trust Payment Rate (CPR)
1 Month	1.02%	8.47%
3 Month	6.50%	17.88%
12 Month	15.76%	15.76%

	Trust Payment Rate (CPR) - Redemptions and Repurchases	Annualised Trust Payment Rate (CPR)
1 Month	3.81%	37.25%
3 Month	15.00%	47.80%
12 Month	45.18%	45.18%

Asset Profiles
Weighted Average Seasoning	38.93	months
Weighted Average Loan size	£89,697.23
Weighted Average LTV	64.68%	*** (see below)
Weighted Average Indexed LTV	51.99%	using Halifax House Price Index
Weighted Average Indexed LTV	50.94%	using Nationwide House Price Index
Weighted Average Remaining Term	17.60	Years

Product Type Analysis	£000's	%
Variable Rate	10,602,991	26.69%
Fixed Rate	14,476,321	36.44%
Tracker Rate	14,647,144	36.87%
	39,726,456	100.00%

As at 08 January 2008 approximately 16.69% of the loans were flexible loans

Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 11 December 2007 to 08 January 2008

All values are in thousands of pounds sterling unless otherwise stated

Repayment Method Analysis	£000's	%
Endowment	4,405,664	11.09%
Interest Only	11,818,621	29.75%
Repayment	23,502,171	59.16%
	39,726,456	100.00%

As at 08 January 2008 approximately 25.11% of the loans were written under Abbey's policy of non-income verification

Loan Purpose Analysis	£000's	%
Purchase	23,168,469	58.32%
Remortgage	16,557,987	41.68%
	39,726,456	100.00%

Mortgage Standard Variable Rate
Effective Date	Rate
01 January 2008	7.59%
01 August 2007	7.84%
01 June 2007	7.59%
01 February 2007	7.34%

Geographic Analysis
Region	Number	£000's	%
East Anglia	17,047	1,390,699	3.50%
East Midlands	23,593	1,818,768	4.58%
Greater London	75,539	8,801,868	22.16%
North	17,599	1,139,122	2.87%
North West	50,833	3,688,054	9.28%
Scotland	27,622	1,787,915	4.50%
South East	119,031	12,498,058	31.46%
South West	36,040	3,188,747	8.03%
Wales	20,600	1,420,948	3.58%
West Midlands	27,205	2,068,815	5.21%
Yorkshire and Humberside	27,262	1,878,103	4.73%
Unknown	524	45,359	0.11%
Total	442,895	39,726,456	100.00%

Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 11 December 2007 to 08 January 2008

All values are in thousands of pounds sterling unless otherwise stated

Original LTV Bands

Range	Number	£000's	%	Average Seasoning
0.00 - 25.00	37,604	1,415,276	3.56%	35.89
25.01 - 50.00	122,467	8,131,066	20.47%	38.37
50.01 - 75.00	173,894	18,236,683	45.91%	36.25
75.01 - 80.00	18,492	2,131,881	5.37%	39.78
80.01 - 85.00	24,003	2,994,136	7.54%	37.27
85.01 - 90.00	37,400	4,609,745	11.60%	36.86
90.01 - 95.00	29,035	2,207,669	5.56%	61.61
Total	442,895	39,726,456	100.00%	38.93

*** The balance is the current outstanding balance on the account including accrued interest. The LTV is that at origination and excludes any capitalised high loan to value fees, valuation fees or booking fees.

Arrears
Band	Number	Principal	Overdue	%
Current	429,044	38,399,085	(2,448)	96.71%
1.00 - 1.99 months	8,075	780,203	6,454	1.96%
2.00 - 2.99 months	2,698	248,568	4,045	0.63%
3.00 - 3.99 months	1,205	109,583	2,546	0.28%
4.00 - 4.99 months	559	50,802	1,540	0.13%
5.00 - 5.99 months	361	35,417	1,279	0.09%
6.00 -11.99 months	570	54,487	2,926	0.14%
12 months and over	73	6,519	904	0.02%
Properties in Possession	310	21,514	3,032	0.05%
Total	442,895	39,706,178	20,278	100.00%

Definition of Arrears
This arrears multiplier is calculated as the arrears amount ( which is the difference between the expected monthly repayments and the amount that has actually been paid, i.e. a total of under and/or over payments ) divided by the monthly amount repayable. It is recalculated every time the arrears amount changes, i.e. on the date when a payment is due.

Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 11 December 2007 to 08 January 2008

All values are in thousands of pounds sterling unless otherwise stated

Movement in Shares of Trust
	Funding	Seller
	£000's	£000's
Balance Brought Forward	22,833,945	15,229,396
Replenishment of Assets	0	3,103,855
Acquisition by Funding	7,258,830	(7,258,830)
Distribution of Principal Receipts	(599,865)	(844,650)
Allocation of Losses	(127)	(34)
Share of Capitalised Interest	2,811	1,125
Payment Re Capitalised Interest	(2,811)	2,811
Balance Carried Forward	29,492,783	10,233,673

Carried Forward Percentage	74.23965%	25.76035%

Minimum Seller Share	2,441,391	6.15%

Cash Accumulation Ledger
	£000's
Brought Forward	841,732
Additional Amounts Accumulated	599,992
Payment of Notes	0
Carried Forward	1,441,724

Target Balance	69,873	payable on 15th January 2008
	771,208	payable on 15th March 2008
	600,000	payable on 15th April 2008

	1,441,081

Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 11 December 2007 to 08 January 2008

All values are in thousands of pounds sterling unless otherwise stated

Excess Spread *
Quarter to 15/10/07	0.5859%
Quarter to 16/07/07	0.5050%
Quarter to 16/04/07	0.3784%
Quarter to 16/01/07	0.4303%

*Excess spread is calculated by reference to deferred consideration
(determined according to relevant accounting policies) for the period, adjusted for non-cash related items and items relating to amounts falling due after transfers to the first and second reserve funds in the
Funding Revenue Priority of Payments, expressed as a percentage of the average note balance over that period.

Reserve Funds	First Reserve	Second Reserve	Funding Reserve
Balance as at 21/12/07	£498,000,000.00	£0.00	£10,000,000.00
Required Amount as at 21/12/07	£498,000,000.00	£0.00	£10,000,000.00
Percentage of Notes	1.61%	0.00%	0.03%
Percentage of Funding Share	1.69%	0.00%	0.03%

Notes Outstanding
	£000's
AAA Notes Outstanding	29,364,963
AA Notes Outstanding	601,013
A Notes Outstanding	256,106
BBB Notes Outstanding	711,915
Total	30,933,998

Properties in Possession

Stock
	Current Period
	Number	£000's
Brought Forward	319	25,464
Repossessed in Period	17	4,292
Sold in Period	(26)	(5,210)
Carried Forward	310	24,546

	Cumulative
	Number	£000's
Repossessed to date	1,978	291,028
Sold to date	(1,668)	(266,482)
Carried Forward	310	24,546

Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 11 December 2007 to 08 January 2008

All values are in thousands of pounds sterling unless otherwise stated

Repossession Sales Information
Average time Possession to Sale	103	Days
Average arrears at time of Sale	£6,066

MIG Claim Status **
	Number	£000's
MIG Claims made	199	1,396

**On the 14th December 2006, Abbey exercised its right to cancel all relevant MIG policies and therefore, none of the mortgage loans in the portfolio are currently covered by a MIG policy.

Trigger Events
There has been no debit to the AAA Principal Deficiency Ledger
The Seller has not suffered an Insolvency Event
The Seller is still the Servicer
The Outstanding Principal balance is in excess of £30 billion

Contact Details
If you have any queries regarding this report please contact the Securitisation Team via

Telephone : +44 (1908) 343232 / 343836
Facsimilie : +44 (1908) 343019
Email : Securitisation@Abbey.com
Or, visit our website at www.holmesreporting.com

Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 11 December 2007 to 08 January 2008

All values are in thousands of pounds sterling unless otherwise stated

Notes	Deal	Rating (S&P/Moody's/Fitch)	Outstanding	Reference Rate	Margin
Series 4 Class A	Holmes Financing No. 1	AAA/Aaa/AAA	£250,000,000		6.62%
Series 4 Class B	Holmes Financing No. 1	AA/Aa3/AA	£11,000,000	6.29313%	0.62%
Series 4 Class C	Holmes Financing No. 1	BBB/Baa2/BBB	£14,000,000	6.29313%	1.75%
Series 4 Class B	Holmes Financing No. 6	AA/Aa3/AA	$40,000,000	5.24250%	0.52%
Series 4 Class C	Holmes Financing No. 6	BBB/Baa2/BBB	$69,000,000	5.24250%	1.55%
Series 5 Class A	Holmes Financing No. 6	AAA/Aaa/AAA	£500,000,000	6.29313%	0.24%
Series 5 Class B	Holmes Financing No. 6	AA/Aa3/AA	£17,000,000	6.29313%	0.52%
Series 5 Class C	Holmes Financing No. 6	BBB/Baa2/BBB	£29,000,000	6.29313%	1.55%
Series 4 Class A 1	Holmes Financing No. 7	AAA/Aaa/AAA	€ 500,000,000	4.73200%	0.26%
Series 4 Class A 2	Holmes Financing No. 7	AAA/Aaa/AAA	£250,000,000	6.29313%	0.26%
Series 4 Class B	Holmes Financing No. 7	AA/Aa3/AA	€ 41,000,000	4.73200%	0.53%
Series 4 Class M	Holmes Financing No. 7	A/A2/A	€ 56,000,000	4.73200%	0.80%
Series 3 Class A	Holmes Financing No. 8	AAA/Aaa/AAA	€ 990,000,000	4.73200%	0.15%
Series 3 Class B	Holmes Financing No. 8	AA/Aa3/AA	€ 34,000,000	4.73200%	0.27%
Series 3 Class C	Holmes Financing No. 8	BBB/Baa2/BBB	€ 57,500,000	4.73200%	0.85%
Series 4 Class A 1	Holmes Financing No. 8	AAA/Aaa/AAA	£900,000,000	6.29313%	0.15%
Series 4 Class A 2	Holmes Financing No. 8	AAA/Aaa/AAA	$500,000,000	5.24250%	0.14%
Series 4 Class B	Holmes Financing No. 8	AA/Aa3/AA	£39,900,000	6.29313%	0.30%
Series 4 Class C	Holmes Financing No. 8	BBB/Baa2/BBB	£68,000,000	6.29313%	0.90%
Series 2 Class A	Holmes Financing No. 9	AAA/Aaa/AAA	$2,175,000,000	5.24250%	0.06%
Series 3 Class A1	Holmes Financing No. 9	AAA/Aaa/AAA	€ 740,000,000	4.73200%	0.10%
Series 3 Class A2	Holmes Financing No. 9	AAA/Aaa/AAA	£400,000,000	6.29313%	0.09%
Series 4 Class A	Holmes Financing No. 9	AAA/Aaa/AAA	£600,000,000	6.29313%	0.09%
Series 2 Class A	Holmes Financing No. 10	AAA/Aaa/AAA	$1,440,000,000	5.24250%	0.03%
Series 2 Class B	Holmes Financing No. 10	AA/Aa3/AA	$55,000,000	5.24250%	0.09%
Series 2 Class C	Holmes Financing No. 10	BBB/Baa2/BBB	$55,000,000	5.24250%	0.35%
Series 3 Class A	Holmes Financing No. 10	AAA/Aaa/AAA	€ 1,000,000,000	4.73200%	0.07%
Series 3 Class B1	Holmes Financing No. 10	AA/Aa3/AA	€ 37,000,000	4.73200%	0.12%
Series 3 Class B2	Holmes Financing No. 10	AA/Aa3/AA	£27,500,000	6.29313%	0.12%
Series 3 Class M1	Holmes Financing No. 10	A/A2/A	€ 34,000,000	4.73200%	0.20%
Series 3 Class M2	Holmes Financing No. 10	A/A2/A	£20,000,000	6.29313%	0.20%
Series 3 Class C1	Holmes Financing No. 10	BBB/Baa2/BBB	€ 52,500,000	4.73200%	0.40%
Series 3 Class C2	Holmes Financing No. 10	BBB/Baa2/BBB	£22,000,000	6.29313%	0.40%
Series 4 Class A1	Holmes Financing No. 10	AAA/Aaa/AAA	$1,440,000,000	5.24250%	0.08%
Series 4 Class A2	Holmes Financing No. 10	AAA/Aaa/AAA	£750,000,000	6.29313%	0.09%

Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 11 December 2007 to 08 January 2008

All values are in thousands of pounds sterling unless otherwise stated

Notes	Deal	Rating (S&P/Moody's/Fitch)	Outstanding	Reference Rate	Margin
Series 2 Class A	Holmes Master Issuer 2006-1	AAA/Aaa/AAA	$1,500,000,000	5.24250%	0.06%
Series 2 Class B	Holmes Master Issuer 2006-1	AA/Aa3/AA	$35,000,000	5.24250%	0.12%
Series 2 Class M	Holmes Master Issuer 2006-1	A/A2/A	$30,000,000	5.24250%	0.19%
Series 2 Class C	Holmes Master Issuer 2006-1	BBB/Baa2/BBB	$40,000,000	5.24250%	0.39%
Series 3 Class A1	Holmes Master Issuer 2006-1	AAA/Aaa/AAA	$900,000,000	5.24250%	0.08%
Series 3 Class A2	Holmes Master Issuer 2006-1	AAA/Aaa/AAA	€ 670,000,000	4.73200%	0.10%
Series 3 Class A3	Holmes Master Issuer 2006-1	AAA/Aaa/AAA	£700,000,000	6.29313%	0.10%
Series 3 Class B2	Holmes Master Issuer 2006-1	AA/Aa3/AA	€ 37,500,000	4.73200%	0.15%
Series 3 Class B3	Holmes Master Issuer 2006-1	AA/Aa3/AA	£20,000,000	6.29313%	0.15%
Series 3 Class M2	Holmes Master Issuer 2006-1	A/A2/A	€ 35,500,000	4.73200%	0.22%
Series 3 Class M3	Holmes Master Issuer 2006-1	A/A2/A	£12,000,000	6.29313%	0.22%
Series 3 Class C2	Holmes Master Issuer 2006-1	BBB/Baa2/BBB	€ 61,500,000	4.73200%	0.42%
Series 3 Class C3	Holmes Master Issuer 2006-1	BBB/Baa2/BBB	£12,500,000	6.29313%	0.42%
Series 1 Class A1	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	$1,500,000,000	4.65188%	-0.02%
Series 1 Class A3	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	£600,000,000	6.29313%	0.03%
Series 1 Class B1	Holmes Master Issuer 2007-1	AA/Aa3/AA	$57,200,000	5.24250%	0.09%
Series 1 Class B2	Holmes Master Issuer 2007-1	AA/Aa3/AA	€ 21,400,000	4.73200%	0.09%
Series 1 Class C1	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	$30,300,000	5.24250%	0.28%
Series 1 Class C2	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	€ 22,700,000	4.73200%	0.28%
Series 1 Class C3	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	£15,550,000	6.29313%	0.28%
Series 2 Class A	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	$1,500,000,000	5.24250%	0.05%
Series 2 Class B2	Holmes Master Issuer 2007-1	AA/Aa3/AA	€ 26,300,000	4.73200%	0.14%
Series 2 Class M2	Holmes Master Issuer 2007-1	A/A2/A	€ 10,600,000	4.73200%	0.22%
Series 2 Class M3	Holmes Master Issuer 2007-1	A/A2/A	£10,800,000	6.29313%	0.22%
Series 2 Class C1	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	$9,800,000	5.24250%	0.42%
Series 2 Class C2	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	€ 21,900,000	4.73200%	0.42%
Series 2 Class C3	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	£5,000,000	6.29313%	0.42%
Series 3 Class A1	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	$1,600,000,000	5.24250%	0.08%
Series 3 Class A2	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	€ 1,500,000,000	4.73200%	0.10%
Series 3 Class A3	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	£800,000,000	6.29313%	0.10%
Series 3 Class B2	Holmes Master Issuer 2007-1	AA/Aa3/AA	€ 46,700,000	4.73200%	0.14%
Series 3 Class B3	Holmes Master Issuer 2007-1	AA/Aa3/AA	£48,000,000	6.29313%	0.14%
Series 3 Class M2	Holmes Master Issuer 2007-1	A/A2/A	€ 28,000,000	4.73200%	0.22%
Series 3 Class M3	Holmes Master Issuer 2007-1	A/A2/A	£28,800,000	6.29313%	0.22%
Series 3 Class C2	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	€ 86,900,000	4.73200%	0.42%
Series 3 Class C3	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	£25,500,000	6.29313%	0.42%
Series 4 Class A	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	$1,000,000,000	5.24250%	0.10%

Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 11 December 2007 to 08 January 2008

All values are in thousands of pounds sterling unless otherwise stated

Notes	Deal	Rating (S&P/Moody's/Fitch)	Outstanding	Reference Rate	Margin
Series 1 Class A1	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	$1,225,000,000	5.24250%	0.03%
Series 1 Class A2	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	$1,200,000,000	5.24250%	0.04%
Series 1 Class B	Holmes Master Issuer 2007-2	AA/Aa3/AA	$82,000,000	5.24250%	0.07%
Series 1 Class C	Holmes Master Issuer 2007-2	BBB/Baa2/BBB	$128,400,000	5.24250%	0.23%
Series 2 Class A	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	CAD 600,000,000	4.64857%	0.08%
Series 2 Class A1	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	$2,750,000,000	5.24250%	0.05%
Series 2 Class B1	Holmes Master Issuer 2007-2	AA/Aa3/AA	$25,000,000	5.24250%	0.12%
Series 2 Class B2	Holmes Master Issuer 2007-2	AA/Aa3/AA	€ 95,000,000	4.73200%	0.13%
Series 2 Class B3	Holmes Master Issuer 2007-2	AA/Aa3/AA	£50,000,000	6.29313%	0.14%
Series 2 Class C1	Holmes Master Issuer 2007-2	BBB/Baa2/BBB	$34,000,000	5.24250%	0.41%
Series 2 Class C2	Holmes Master Issuer 2007-2	BBB/Baa2/BBB	€ 106,000,000	4.73200%	0.41%
Series 2 Class C3	Holmes Master Issuer 2007-2	BBB/Baa2/BBB	£45,000,000	6.29313%	0.43%
Series 2 Class M1	Holmes Master Issuer 2007-2	A/A2/A	$10,000,000	5.24250%	0.22%
Series 2 Class M2	Holmes Master Issuer 2007-2	A/A2/A	€ 20,000,000	4.73200%	0.22%
Series 2 Class M3	Holmes Master Issuer 2007-2	A/A2/A	£38,000,000	6.29313%	0.24%
Series 3 Class A1	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	$1,250,000,000	5.24250%	0.08%
Series 3 Class A2	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	€ 1,300,000,000	4.73200%	0.09%
Series 3 Class A3	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	£450,000,000	6.29313%	0.09%
Series 4 Class A1	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	$750,000,000	5.24250%	0.10%
Series 1 Class A1	Holmes Master Issuer 2007-3	AAA/Aaa/AAA	€ 3,854,466,000	4.81500%	0.29%
Series 1 Class A2	Holmes Master Issuer 2007-3	AAA/Aaa/AAA	€ 3,114,720,000	4.81200%	0.31%
Series 1 Class A3	Holmes Master Issuer 2007-3	AAA/Aaa/AAA	€ 2,491,776,000	4.81300%	0.32%
Series 1 Class B	Holmes Master Issuer 2007-3	AAA/Aaa/AAA	£124,000,000	6.07637%	1.00%
Series 1 Class M	Holmes Master Issuer 2007-3	AAA/Aaa/AAA	£127,000,000	6.07637%	1.60%
Series 1 Class C	Holmes Master Issuer 2007-3	AAA/Aaa/AAA	£250,000,000	6.07637%	2.25%

Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 11 December 2007 to 08 January 2008

All values are in thousands of pounds sterling unless otherwise stated

Retired Class A Notes

Date Retired	Holmes 1	Holmes 6	Holmes 7	Holmes 8	Holmes 9	Holmes 10	Holmes 2006-1	Holmes 2007-1	Holmes 2007-2	Holmes 2007-3
02Q3	-	-	-	-	-	-	-	-	-	-
02Q4	-	-	-	-	-	-	-	-	-	-
03Q1	-	-	-	-	-	-	-	-	-	-
03Q2	-	-	-	-	-	-	-	-	-	-
03Q3	600	481	-	-	-	-	-	-	-	-
03Q4	-	481	-	-	-	-	-	-	-	-
04Q1	-	-	241	-	-	-	-	-	-	-
04Q2	-	-	241	-	-	-	-	-	-	-
04Q3	-	-	-	-	-	-	-	-	-	-
04Q4	-	-	-	-	-	-	-	-	-	-
05Q1	-	-	-	-	-	-	-	-	-	-
05Q2	-	801	-	1,001	-	-	-	-	-	-
05Q3	650	-	-	-	-	-	-	-	-	-
05Q4	-	-	-	-	-	-	-	-	-	-
06Q1	-	-	803	-	-	-	-	-	-	-
06Q2	-	-	-	-	-	-	-	-	-	-
06Q3	-	-	-	-	-	-	-	-	-	-
06Q4	-	-	-	-	1,018	-	-	-	-	-
07Q1	-	-	161	812	-	-	-	-	-	-
07Q2	-	634	161	-	-	-	-	-	-	-
07Q3	575	-	-	-	-	679	-	-	-	-
07Q4	-	770	-	-	-	-	795	-	-	-

Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 11 December 2007 to 08 January 2008

All values are in thousands of pounds sterling unless otherwise stated

Outstanding Class A Notes

Expected Redemption	Holmes 1	Holmes 6	Holmes 7	Holmes 8	Holmes 9	Holmes 10	Holmes 2006-1	Holmes 2007-1	Holmes 2007-2	Holmes 2007-3
07Q4	-	-	-	-	-	-	-	-	-	-
08Q1	-	-	-	-	-	-	-	771	-	-
08Q2	-	500	592	221	-	388	-	600	715	-
08Q3	-	-	-	221	1,272	388	-	-	715	-
08Q4	-	-	-	221	-	-	-	-	-	-
09Q1	-	-	-	1,171	-	-	-	-	-	-
09Q2	-	-	-	-	-	342	-	-	-	-
09Q3	-	-	-	-	-	342	397	-	-	-
09Q4	-	-	-	-	-	-	397	-	-	-
10Q1	-	-	-	-	453	-	-	386	-	-
10Q2	-	-	-	-	453	-	-	386	1,664	-
10Q3	250	-	-	-	600	-	-	-	-	-
10Q4	-	-	-	-	-	1,526	1,632	-	-	-
11Q1	-	-	-	-	-	-	-	-	-	-
11Q2	-	-	-	-	-	-	-	2,649	654	-
11Q3	-	-	-	-	-	-	-	-	654	-
11Q4	-	-	-	-	-	-	-	-	654	-
12Q1	-	-	-	-	-	-	-	-	-	918
12Q2	-	-	-	-	-	-	-	-	-	918
12Q3	-	-	-	-	-	-	-	-	377	918
12Q4	-	-	-	-	-	-	-	515	-	-
13Q1	-	-	-	-	-	-	-	-	-	742
13Q2	-	-	-	-	-	-	-	-	-	742
13Q3	-	-	-	-	-	-	-	-	-	742
13Q4	-	-	-	-	-	-	-	-	-	-
14Q1	-	-	-	-	-	-	-	-	-	593
14Q2	-	-	-	-	-	-	-	-	-	593
14Q3	-	-	-	-	-	-	-	-	-	593
14Q4	-	-	-	-	-	-	-	515	-	-
15Q1	-	-	-	-	-	-	-	-	-	-

Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 11 December 2007 to 08 January 2008

All values are in thousands of pounds sterling unless otherwise stated